HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

CORPORATE BONDS & NOTES -- 84.5%


                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------
Aerospace and Defense -- 0.4%
----------------------------------------------------------------------------
Transdigm, Inc., Sr. Sub. Notes,
10.375%, 12/1/08(1)                           $  3,700       $     3,774,000
----------------------------------------------------------------------------
                                                             $     3,774,000
----------------------------------------------------------------------------
Apparel -- 0.7%
----------------------------------------------------------------------------
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                              $  6,275       $     6,745,625
----------------------------------------------------------------------------
                                                             $     6,745,625
----------------------------------------------------------------------------
Auto and Parts -- 1.0%
----------------------------------------------------------------------------
American Axle and Manufacturing, Inc.,
Sr.
Sub. Notes, 9.75%, 3/1/09(1)                  $  4,800       $     4,932,000
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08                                   6,100             5,520,500
----------------------------------------------------------------------------
                                                             $    10,452,500
----------------------------------------------------------------------------
Broadcasting and Cable -- 10.8%
----------------------------------------------------------------------------
Adelphia Communications Corp., Sr.
Notes, 9.875%, 3/1/07                         $  4,480       $     4,928,000
Adelphia Communications Corp., Sr.
Notes, 10.50%, 7/15/04                           2,640             2,904,000
Avalon Cable Holdings LLC, Sr. Disc.
Notes, 11.875%, (0% until 2003),
12/1/08(1)                                      11,400             7,353,000
Avalon Cable of Michigan LLC, Sr. Sub.
Notes, 9.375%, 12/1/08(1)                        3,200             3,372,000
Century Communications, Sr. Notes,
8.75%, 10/1/07                                   1,600             1,668,000
Citadel Broadcasting Co., Guaranteed Sr.
Sub. Notes, 9.25%, 11/15/08                      1,360             1,468,800
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%, 8/1/07                 6,410             7,083,050
EchoStar DBS Corp., Sr. Notes, 9.375%,
2/1/09(1)                                        6,400             6,624,000
Golden Sky Systems, Sr. Disc. Notes,
13.50%, (0% until 2004), 3/1/07(1)              12,170             7,119,450
Golden Sky Systems, Sr. Sub. Notes,
144A, 12.375%, 8/1/06(1)                         6,840             7,592,400
Intermedia Capital Partners, Sr. Sub.
Notes, 11.25%, 8/1/06                            2,625             2,985,938
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10(1)              6,563             3,560,428
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------

Broadcasting and Cable (continued)
----------------------------------------------------------------------------
Muzak Holdings LLC, Sr. Sub. Notes,
9.875%, 3/15/09(1)                            $  7,900       $     8,176,500
NTL, Inc., Sr. Notes, 9.75%, (0% until
2003), 4/1/08                                    3,700             2,516,000
NTL, Inc., Sr. Notes, 10.00%, 2/15/07            7,080             7,504,800
NTL, Inc., Sr. Notes, 11.50%, 10/1/08(1)        11,600            13,079,000
NTL, Inc., Sr. Notes, 12.375%, (0% until
2003), 10/1/08(1)                                4,900             3,381,000
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06(1)                                  995             1,034,800
RCN Corp., Sr. Disc. Notes, 9.80%, (0%
until 2003), 2/15/08                             2,250             1,411,875
RCN Corp., Sr. Disc. Notes, 11.00%, (0%
until 2003), 7/1/08                              3,400             2,133,500
RCN Corp., Sr. Disc. Notes, 11.125%, (0%
until 2002), 10/15/07                            3,800             2,565,000
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003), 8/15/08          9,800             5,635,000
Telewest PLC, Debs., 9.625%, 10/1/06               640               680,000
Telewest PLC, Debs., 11.00%, (0% until
2002), 10/1/07                                   1,930             1,698,400
United International Holdings, Inc., Sr.
Disc. Notes, 10.75%, (0% until 2003),
2/15/08                                          7,935             5,395,800
----------------------------------------------------------------------------
                                                             $   111,870,741
----------------------------------------------------------------------------
Building Products -- 0.8%
----------------------------------------------------------------------------
Panolam Industries International, Sr.
Sub. Notes, 11.50%, 2/15/09(1)                $  2,400       $     2,472,000
Wesco International, Inc., Sr. Disc.
Notes, 11.125%, (0% until 2003), 6/1/08          8,600             5,934,000
----------------------------------------------------------------------------
                                                             $     8,406,000
----------------------------------------------------------------------------
Business Services-Miscellaneous -- 3.0%
----------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%,
(0% until 2003), 3/15/08                      $  8,550       $     4,916,250
Apcoa, Inc., Guaranteed Sr. Sub. Notes,
9.25%, 3/15/08                                   3,320             3,137,400
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                  4,740             4,674,825
Intertek Finance PLC, Sr. Sub. Notes,
10.25%, 11/1/06                                  5,600             5,432,000
Richmont Marketing Special, Sr. Sub.
Notes, 10.125%, 12/15/07(1)                     17,770            12,883,250
----------------------------------------------------------------------------
                                                             $    31,043,725
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------
Business Services-Rental & Leasing -- 3.2%
----------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, 10.375%, 8/1/08                        $  4,000       $     4,005,000
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                         7,200             7,560,000
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                   3,250             3,388,125
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003), 3/1/08          11,010             6,991,350
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003),
7/15/08(1)                                      10,600             6,625,000
Unisite, Inc., Sub. Notes, 13.00%, (0%
until 2000), 12/15/04(1)                         4,500             5,127,750
----------------------------------------------------------------------------
                                                             $    33,697,225
----------------------------------------------------------------------------
Chemicals -- 0.9%
----------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Notes, 9.50%,
7/1/07(1)                                     $  1,000       $       985,000
NL Industries, Inc., Sr. Notes, 11.75%,
10/15/03                                         5,040             5,399,100
Sterling Chemicals Holdings, Inc., Sr.
Sub. Notes, 11.75%, 8/15/06                      3,480             3,271,200
----------------------------------------------------------------------------
                                                             $     9,655,300
----------------------------------------------------------------------------
Computer Equipment -- 0.9%
----------------------------------------------------------------------------
Unisys Corp., Sr. Notes, 11.75%,
10/15/04                                      $  2,600       $     2,944,500
Unisys Corp., Sr. Notes,
12.00%, 4/15/03                                  5,600             6,174,000
----------------------------------------------------------------------------
                                                             $     9,118,500
----------------------------------------------------------------------------
Consumer Products -- 2.4%
----------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                              $  4,480       $     3,830,400
Diamond Brands Operating Corp.,
Guaranteed Sr. Sub. Notes, 10.125%,
4/15/08                                          4,080             3,447,600
Diamond Brands, Inc., Sr. Debs.,
12.875%,
(0% until 2003), 4/15/09                         2,800               661,500
Glenoit Corp., Sr. Sub. Notes, 11.00%,
4/15/07                                          9,000             7,965,000
Icon Health and Fitness, Inc., Sr. Sub.
Notes, 13.00%, 7/15/02                           3,200             2,256,000
Jafra Cosmetics International, Inc.,
Guaranteed Sr. Sub. Notes, 11.75%,
5/1/08                                           4,000             3,590,000

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------

Consumer Products (continued)
----------------------------------------------------------------------------
United Industries Corp., Sr. Sub. Notes,
9.875%, 4/1/09(1)                             $  3,388       $     3,485,405
----------------------------------------------------------------------------
                                                             $    25,235,905
----------------------------------------------------------------------------
Containers and Packaging -- 0.9%
----------------------------------------------------------------------------
Consumers International, Inc., Sr.
Notes, 10.25%, 4/1/05                         $  3,935       $     4,161,263
Consumers Packaging, Inc., Sr. Notes,
9.75%, 2/1/07(1)                                 2,025             2,090,813
Packaging Corp. of America, Sr. Sub.
Notes, 9.625%, 4/1/09(1)                         3,400             3,485,000
----------------------------------------------------------------------------
                                                             $     9,737,076
----------------------------------------------------------------------------
Drugs -- 0.5%
----------------------------------------------------------------------------
King Pharmaceutical, Inc., Sr. Sub.
Notes, 10.75%, 2/15/09(1)                     $  5,000       $     5,125,000
----------------------------------------------------------------------------
                                                             $     5,125,000
----------------------------------------------------------------------------
Electronic Equipment -- 1.8%
----------------------------------------------------------------------------
Jordan Telecom Products, Inc., Sr. Disc.
Notes, 11.75%, (0% until
2000), 8/1/07                                 $  7,700       $     6,314,000
MCMS, Inc., Sr. Sub. Notes, 9.75%,
3/1/08                                           3,330             1,998,000
Viasystems, Inc., Sr. Sub. Notes, 9.75%,
6/1/07                                           3,565             3,404,575
Viasystems, Inc., Sr. Sub. Notes, 9.75%,
6/1/07                                           3,600             3,438,000
Wavetek Corp., Sr. Sub. Notes, 10.125%,
6/15/07                                          3,360             3,141,600
----------------------------------------------------------------------------
                                                             $    18,296,175
----------------------------------------------------------------------------
Entertainment -- 5.1%
----------------------------------------------------------------------------
Cinemark USA, Inc., Sr. Sub. Notes,
8.50%, 8/1/08                                 $  6,640       $     6,573,600
Loews Cineplex Entertainment Corp., Sr.
Sub. Notes, 8.875%, 8/1/08                       6,800             6,808,500
Marvel Enterprises, Inc., Sr. Notes,
12.00%, 6/15/09(1)                               5,600             5,712,000
Premier Parks, Inc., Sr. Disc. Notes,
10.00%, (0% until 2003), 4/1/08                  6,800             4,726,000
Premier Parks, Inc., Sr. Notes, 9.25%,
4/1/06                                           4,200             4,347,000
Regal Cinemas, Inc., Sr. Sub. Notes,
8.875%, 12/15/10                                 3,320             3,261,900

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------

Entertainment (continued)
----------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sub. Notes,
9.50%, 6/1/08                                 $ 12,530       $    12,874,575
SFX Entertainment, Inc., Sr. Sub. Notes,
9.125%, 2/1/08                                   1,350             1,365,188
SFX Entertainment, Inc., Sr. Sub. Notes,
9.125%, 12/1/08(1)                               7,600             7,809,000
----------------------------------------------------------------------------
                                                             $    53,477,763
----------------------------------------------------------------------------
Financial Services -- 0.6%
----------------------------------------------------------------------------
Willis Corroon Corp., Sr. Sub. Notes,
9.00%, 2/1/09(1)                              $  6,400       $     6,512,000
----------------------------------------------------------------------------
                                                             $     6,512,000
----------------------------------------------------------------------------
Foods -- 3.4%
----------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes, 9.625%,
8/1/07                                        $  7,445       $     7,258,875
Del Monte Corp., Sr. Notes, 12.25%,
4/15/07                                          9,979            11,263,796
Del Monte Foods Co., Sr. Disc. Notes,
12.50%, (0% until 2002), 12/15/07                3,515             2,627,463
Eagle Family Foods, Inc., Guaranteed Sr.
Notes, 8.75%, 1/15/08                            2,800             2,639,000
Grupo Azucarero Mexico, Sr. Notes,
11.50%, 1/15/05                                  4,800             1,716,000
International Home Foods, Inc., Sr. Sub.
Notes, 10.375%, 11/1/06                          9,000             9,832,500
----------------------------------------------------------------------------
                                                             $    35,337,634
----------------------------------------------------------------------------
Health Services -- 0.3%
----------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes, 9.625%,
12/15/05                                      $  2,700       $     2,686,500
----------------------------------------------------------------------------
                                                             $     2,686,500
----------------------------------------------------------------------------
Information Technology Services -- 3.7%
----------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes, 12.625%,
(0% until 2003), 3/1/08                       $  6,000       $     2,010,000
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                   5,535             6,081,581
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                 11,600            13,136,999
Splitrock Services, Inc., Guaranteed Sr.
Notes, 11.75%, 7/15/08                           4,000             3,840,000
Verio, Inc., Sr. Notes, 11.25%,
12/1/08(1)                                       8,790             9,954,675
Verio, Inc., Sr. Notes, 13.50%, 6/15/04          3,200             3,712,000
----------------------------------------------------------------------------
                                                             $    38,735,255
----------------------------------------------------------------------------

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------
Lodging and Gaming -- 4.5%
----------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes, 13.75%,
10/1/04                                       $  7,040       $     7,752,800
Coast Hotels and Casinos, Inc., Sr. Sub.
Notes, 9.50%, 4/1/09(1)                          5,200             5,278,000
Hollywood Park, Inc., Sr. Sub. Notes,
9.25%, 2/15/07(1)                                2,400             2,478,000
Hollywood Park, Inc., Sr. Sub. Notes,
9.50%, 8/1/07                                    8,220             8,466,600
ITT Corp., Sr. Notes, 6.75%, 11/15/03            3,375             3,160,964
Lady Luck Gaming Corp., First Mortgage
Bonds, 11.875%, 3/1/01                           3,500             3,543,750
Station Casinos, Inc., Sr. Sub. Notes,
9.75%, 4/15/07                                   5,600             5,922,000
Waterford Gaming LLC, Sr. Notes, 9.50%,
3/15/10(1)                                       9,750            10,030,313
----------------------------------------------------------------------------
                                                             $    46,632,427
----------------------------------------------------------------------------
Manufacturing -- 1.2%
----------------------------------------------------------------------------
IMO Industries, Sr. Sub. Notes, 11.75%,
5/1/06                                        $  4,680       $     4,750,200
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002),
6/15/09(1)                                      12,875             7,274,375
----------------------------------------------------------------------------
                                                             $    12,024,575
----------------------------------------------------------------------------
Medical Products -- 0.5%
----------------------------------------------------------------------------
Dade International, Inc., Sr. Sub.
Notes, 11.125%, 5/1/06                        $  4,800       $     5,256,000
----------------------------------------------------------------------------
                                                             $     5,256,000
----------------------------------------------------------------------------
Metals-Industrial -- 0.4%
----------------------------------------------------------------------------
Bulong Operations Pty Ltd., Sr. Notes,
12.50%, 12/15/08(1)                           $  4,000       $     4,050,000
----------------------------------------------------------------------------
                                                             $     4,050,000
----------------------------------------------------------------------------
Oil and Gas-Equipment and Services -- 1.3%
----------------------------------------------------------------------------
Dailey International, Inc., Sr. Notes,
9.50%, 2/15/08                                $  8,360       $     3,344,000
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08                                   4,000             1,800,000
RBF Finance Co., Guaranteed Sr. Notes,
11.375%, 3/15/09(1)                              2,900             3,016,000
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08          9,400             5,781,000
----------------------------------------------------------------------------
                                                             $    13,941,000
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------
Oil and Gas-Exploration and Production -- 1.1%
----------------------------------------------------------------------------
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                $  3,600       $     3,352,500
Gulf Canada Resources, Ltd., Sr. Notes,
8.375%, 11/15/05                                 2,200             2,119,238
Ocean Energy, Inc., Sr. Sub. Notes,
10.375%, 10/15/05                                5,950             6,188,000
----------------------------------------------------------------------------
                                                             $    11,659,738
----------------------------------------------------------------------------
Paper and Forest Products -- 1.3%
----------------------------------------------------------------------------
Asia Pulp and Paper, Debs, 12.00%,
12/29/49                                      $  6,000       $     2,520,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                            3,400             1,632,000
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes,
10.75%, 10/1/07                                  2,400             1,326,000
Repap New Brunswick, Inc., Sr. Notes,
9.00%, 6/1/04                                    1,650             1,592,250
S.D. Warren Co., Sr. Sub. Notes, 12.00%,
12/15/04                                         3,800             4,118,250
Tjiwi Kimia Finance Mauritus, Ltd.,
Guaranteed Sr. Sub. Notes, 10.00%,
8/1/04                                           3,800             2,042,500
----------------------------------------------------------------------------
                                                             $    13,231,000
----------------------------------------------------------------------------
Printing and Business Products -- 1.5%
----------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                        $ 15,600       $    15,989,999
----------------------------------------------------------------------------
                                                             $    15,989,999
----------------------------------------------------------------------------
Publishing -- 0.7%
----------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25%, (0% until
2002), 12/15/08                               $  2,920       $     1,898,000
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(1)                              5,095             5,260,588
----------------------------------------------------------------------------
                                                             $     7,158,588
----------------------------------------------------------------------------
Restaurants -- 0.3%
----------------------------------------------------------------------------
Dominos, Inc., Sr. Sub. Notes, 10.375%,
1/15/09(1)                                    $  2,800       $     2,905,000
----------------------------------------------------------------------------
                                                             $     2,905,000
----------------------------------------------------------------------------
Retail-Food and Drug -- 2.8%
----------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                               $  9,600       $    10,224,000

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------

Retail-Food and Drug (continued)
----------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes, 10.25%,
10/15/07                                      $ 10,870       $    11,467,850
Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                                  6,200             6,959,500
----------------------------------------------------------------------------
                                                             $    28,651,350
----------------------------------------------------------------------------
Retail-General -- 2.9%
----------------------------------------------------------------------------
Advance Holding Corp., Sr. Debs.,
12.875%,
(0% until 2003), 4/15/09                      $  4,000       $     2,475,000
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08                           8,400             8,568,000
Franks Nursery and Crafts, Sr. Sub.
Notes, 10.25%, 3/1/08                            4,000             4,020,000
Kindercare Learning Ctrs., Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                       8,100             8,140,500
SpinCycle, Inc., Sr. Disc. Notes,
12.75%,
(0% until 2001), 5/1/05                          3,400             1,309,000
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                 5,880             6,027,000
----------------------------------------------------------------------------
                                                             $    30,539,500
----------------------------------------------------------------------------
Transportation -- 0.1%
----------------------------------------------------------------------------
MTL, Inc., Sr. Sub. Notes, Variable
Rate, 10.498%, 6/15/06(1)                     $  1,600       $     1,512,000
----------------------------------------------------------------------------
                                                             $     1,512,000
----------------------------------------------------------------------------
Utilities -- 0.4%
----------------------------------------------------------------------------
Calpine Corp., Sr. Notes,
7.75%, 4/15/09                                $  4,000       $     3,990,000
----------------------------------------------------------------------------
                                                             $     3,990,000
----------------------------------------------------------------------------
Wireless Communication Services -- 4.5%
----------------------------------------------------------------------------
Dobson Communications Corp., Sr. Notes,
12.25%, 12/15/08(1)                           $  7,000       $     7,525,000
ICO Global Communications, Sr. Notes,
15.00%, 8/1/05                                   4,800             2,904,000
Loral Space and Communications Ltd., Sr.
Notes, 9.50%, 1/15/06(1)                         6,480             6,139,800
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75%, (0% until
1999), 8/15/04                                  11,690            12,099,150
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75%, (0% until 2002),
10/31/07                                         6,400             4,544,000
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until
2002), 9/15/07                                     250               182,500

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------

Wireless Communication Services (continued)
----------------------------------------------------------------------------
Nextel International, Inc., Sr. Disc.
Notes, 12.125%, (0% until 2003), 4/15/08      $ 15,000       $     7,050,000
Nextel Partners, Inc., Sr. Disc. Notes,
14.00%, (0% until 2004), 2/1/09(1)               3,750             2,175,000
Triton PCS, Inc., Guaranteed Sr. Sub.
Notes, 11.00%, (0% until 2003), 5/1/08           1,000               595,000
Winstar Communications, Inc., Sr. Disc.
Notes, 14.00%, (0% until
2000), 10/15/05                                  5,600             3,948,000
----------------------------------------------------------------------------
                                                             $    47,162,450
----------------------------------------------------------------------------
Wireline Communication Services-International -- 11.2%
----------------------------------------------------------------------------
Carrier1, Sr. Notes, 13.25%, 2/15/09          $ 15,000       $    15,149,999
Completel Europe NV, Sr. Disc. Notes,
14.00%, (0% until 2004), 2/15/09                 7,840             4,155,200
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50%, (0% until
2002), 2/1/07                                    3,875             2,828,750
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50%, (0% until
2002), 2/1/07                                    3,600             2,628,000
Esat Telecom Group PLC, Sr. Notes,
11.875%, 12/1/08(1)                              4,000             4,320,000
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08                                 8,825             9,310,375
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                12,600            13,544,999
Facilicom International, Sr. Notes,
10.50%, 1/15/08                                  4,640             3,584,400
Global Crossing Holding, Ltd., Sr.
Notes, 9.625%, 5/15/08                           2,910             3,241,013
Jazztel PLC, Sr. Notes, 14.00%, 4/1/09           4,000             4,000,000
Netia Holdings B.V., Sr. Disc. Notes,
11.25%, (0% until 2001), 11/1/07                 1,200               774,000
Primus Telecom Group, Sr. Notes, 11.25%,
1/15/09(1)                                       8,550             8,827,875
Primus Telecom Group, Sr. Notes, 11.75%,
8/1/04                                           4,600             4,818,500
RSL Communications PLC, Guaranteed Sr.
Notes, 12.00%, 11/1/08                           2,400             2,652,000
RSL Communications PLC., Guaranteed Sr.
Notes, 10.50%, 11/15/08                          7,000             7,455,000
RSL Communications, Ltd., Sr. Notes,
12.25%, 11/15/06                                 4,565             4,987,263
Versatel Telecom B.V., Sr. Notes,
13.25%, 5/15/08                                  7,840             8,075,200
Versatel Telecom B.V., Sr. Notes,
13.25%, 5/15/08                                  6,160             6,344,800

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------

Wireline Communication Services-International (continued)
----------------------------------------------------------------------------
Viatel, Inc., Sr. Disc. Notes, 12.50%,
(0% until 2003), 4/15/08                      $  8,665       $     5,350,638
Viatel, Inc., Sr. Notes, 11.25%, 4/15/08         3,760             3,844,600
----------------------------------------------------------------------------
                                                             $   115,892,612
----------------------------------------------------------------------------
Wireline Communication Services-North America -- 9.4%
----------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Disc.
Notes, 11.75%, (0% until 2003), 2/15/08       $  7,530       $     4,781,550
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                15,975            17,692,312
Focal Communications Corp., Sr. Disc.
Notes, 12.125%, (0% until 2003), 2/15/08         3,250             1,820,000
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                 3,700             3,570,500
Hyperion Telecommunications, Inc., Sr.
Notes, 12.25%, 9/1/04                            6,910             7,514,625
Hyperion Telecommunications, Inc., Sr.
Sub. Notes, 12.00%, 11/1/07(1)                   4,000             4,160,000
Intermedia Communications, Inc., Sr.
Disc. Notes, 11.25%, (0% until
2002), 7/15/07                                   2,840             2,165,500
Intermedia Communications, Inc., Sr.
Notes, 8.60%, 6/1/08                             4,490             4,490,000
ITC Deltacom Inc., Sr. Notes, 9.75%,
11/15/08                                         3,840             4,041,600
Level 3 Communications, Inc., Sr. Disc.
Notes, 13.50%, (0% until
2003), 12/1/08(1)                                9,800             6,210,750
McLeodUSA, Inc., Sr. Notes, 8.125%,
2/15/09(1)                                       6,400             6,416,000
Metromedia Fiber Network, Inc., Sr.
Notes, 10.00%, 11/15/08(1)                       6,720             7,190,400
MetroNet Communications Corp., Sr.
Notes, 10.625%, 11/1/08(1)                       3,000             3,510,000
MetroNet Communications Corp., Sr.
Notes, 12.00%, 8/15/07                           5,000             5,875,000
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                           6,720             7,400,400
Worldwide Fiber, Inc., Sr. Notes,
12.50%, 12/15/05(1)                             10,035            10,586,925
----------------------------------------------------------------------------
                                                             $    97,425,562
----------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $885,693,781)                            $   877,928,725
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS, WARRANTS AND
RIGHTS -- 0.7%

SECURITY                                  SHARES             VALUE
----------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
----------------------------------------------------------------------------
21st Century Telecom Group,
Warrants(1)(2)                                     800       $            --
Pegasus Communications Corp.,
Warrants(2)(3)                                   5,640               125,490
UIH Australia/Pacific, Inc.,
Warrants(2)(3)                                   3,600                    36
----------------------------------------------------------------------------
                                                             $       125,526
----------------------------------------------------------------------------
Business Services-Rental & Leasing -- 0.0%
----------------------------------------------------------------------------
Unisite, Inc., Warrants(2)(3)                    2,252       $            --
----------------------------------------------------------------------------
                                                             $            --
----------------------------------------------------------------------------
Chemicals -- 0.0%
----------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
Common(2)(3)                                     9,600       $        60,000
----------------------------------------------------------------------------
                                                             $        60,000
----------------------------------------------------------------------------
Electronic Equipment -- 0.0%
----------------------------------------------------------------------------
Jordan Telecom Products,
Inc., Common(2)(3)                               2,500       $            --
----------------------------------------------------------------------------
                                                             $            --
----------------------------------------------------------------------------
Foods -- 0.0%
----------------------------------------------------------------------------
Specialty Foods Acquisition Corp.,
Common(2)(3)                                    48,000       $           480
----------------------------------------------------------------------------
                                                             $           480
----------------------------------------------------------------------------
Information Technology Services -- 0.2%
----------------------------------------------------------------------------
Cellnet Data Systems, Inc., Warrants
Exp. 10/1/07(2)(3)                               8,000       $            80
Diva Systems Corp., Warrants(2)(3)              18,000                    --
Splitrock Services, Inc., Warrants(2)(3)         4,000               280,000
Verio, Inc., Common(2)                          45,067             2,140,683
----------------------------------------------------------------------------
                                                             $     2,420,763
----------------------------------------------------------------------------
Machinery -- 0.0%
----------------------------------------------------------------------------
MMH Holdings, Inc., Common(2)                       20       $            --
----------------------------------------------------------------------------
                                                             $            --
----------------------------------------------------------------------------
SECURITY                                  SHARES             VALUE
----------------------------------------------------------------------------
Metals-Industrial -- 0.0%
----------------------------------------------------------------------------
Gulf States Steel, Warrants(2)(3)                2,400       $            --
----------------------------------------------------------------------------
                                                             $            --
----------------------------------------------------------------------------
Retail-General -- 0.0%
----------------------------------------------------------------------------
SpinCycle, Inc., Warrants(2)(3)                  3,400       $            --
----------------------------------------------------------------------------
                                                             $            --
----------------------------------------------------------------------------
Wireless Communication Services -- 0.2%
----------------------------------------------------------------------------
Microcell Telecommunications, Inc.,
Common(2)                                      125,234       $     1,041,008
Nextel Communications, Inc., Class A,
Common(2)                                       11,154               409,207
Nextel Communications, Inc., Warrants
Exp. 4/25/99(2)(3)                               7,200                 4,320
----------------------------------------------------------------------------
                                                             $     1,454,535
----------------------------------------------------------------------------
Wireline Communication Services-International -- 0.1%
----------------------------------------------------------------------------
Esat Holdings, Ltd., Warrants(2)(3)              3,600       $       311,903
Primus Telecom Group, Warrants Exp.
8/1/04(2)(3)                                     4,600                38,953
Versatel Telecom B.V., Warrants(2)(3)           14,000               840,000
----------------------------------------------------------------------------
                                                             $     1,190,856
----------------------------------------------------------------------------
Wireline Communication Services-North America -- 0.2%
----------------------------------------------------------------------------
Allegiance Telecom, Inc., Warrants Exp.
2/15/08(2)(3)                                   26,555       $       871,734
Hyperion Telecommunications, Inc., Class
A, Common(2)                                    24,240               254,520
Intermedia Communications,
Inc., Common(2)                                 15,492               414,398
MetroNet Communications Corp.,
Common(2)(3)                                     3,086               169,736
MGC Communications, Inc., Warrants Exp.
10/01/04(2)                                      5,680               274,986
OpTel, Inc., Common(2)(3)                        5,840               116,800
----------------------------------------------------------------------------
                                                             $     2,102,174
----------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $2,416,304)                              $     7,354,334
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

PREFERRED STOCKS-- 9.3%

SECURITY                                  SHARES             VALUE
----------------------------------------------------------------------------
Apparel -- 0.0%
----------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)(1)             148       $       118,000
----------------------------------------------------------------------------
                                                             $       118,000
----------------------------------------------------------------------------
Broadcasting and Cable -- 2.8%
----------------------------------------------------------------------------
21st Century Telecom Group, 13.75% (PIK)           916       $       366,400
Adelphia Communications Corp., 13% (PIK)        48,000             5,520,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                          123,472            14,507,959
Pegasus Communications Corp., 12.75%
(PIK)                                            7,925             8,796,750
----------------------------------------------------------------------------
                                                             $    29,191,109
----------------------------------------------------------------------------
Business Services-Rental & Leasing -- 1.0%
----------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)(1)                                         8,255       $     9,080,500
Unisite, Inc., 8.5%(3)                           3,239             1,603,058
----------------------------------------------------------------------------
                                                             $    10,683,558
----------------------------------------------------------------------------
Containers and Packaging -- 0.4%
----------------------------------------------------------------------------
Packaging Corp. of America, 12.375%(1)          40,000       $     4,180,000
----------------------------------------------------------------------------
                                                             $     4,180,000
----------------------------------------------------------------------------
Electronic Equipment -- 0.3%
----------------------------------------------------------------------------
Jordan Telecom Products, Inc.,
13.25% (PIK)                                     3,045       $     3,045,000
----------------------------------------------------------------------------
                                                             $     3,045,000
----------------------------------------------------------------------------
Machinery -- 0.1%
----------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)                    1,728       $       691,200
----------------------------------------------------------------------------
                                                             $       691,200
----------------------------------------------------------------------------
Wireless Communication Services -- 1.3%
----------------------------------------------------------------------------
Dobson Communications Corp.,
12.25% (PIK)                                     4,284       $     4,069,800
Nextel Communications, Inc.,
11.125% (PIK)                                    5,362             5,442,430
Rural Cellular Corp., 11.375% (PIK)              4,350             4,263,000
----------------------------------------------------------------------------
                                                             $    13,775,230
----------------------------------------------------------------------------
SECURITY                                  SHARES             VALUE
----------------------------------------------------------------------------
Wireline Communication Services-International -- 1.5%
----------------------------------------------------------------------------
Global Crossing Holding, Ltd., 10.5%            13,200       $    15,179,999
Viatel, Inc., 10% (PIK)                          6,590               659,000
----------------------------------------------------------------------------
                                                             $    15,838,999
----------------------------------------------------------------------------
Wireline Communication Services-North America -- 1.9%
----------------------------------------------------------------------------
E.spire Communications, Inc., 12.75%
(PIK)                                            4,707       $     2,353,500
Intermedia Communications, Inc., 7%
(PIK)(1)                                       185,000             4,902,500
IXC Communications, Inc., Series B,
12.5% (PIK)                                     10,210            11,026,800
Nextlink Communications, Inc., 14% (PIK)        22,384             1,186,352
----------------------------------------------------------------------------
                                                             $    19,469,152
----------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $96,166,425)                             $    96,992,248
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
----------------------------------------------------------------------------

General Electric Capital Co.,
5.00%, 4/1/99                                 $ 41,140       $    41,140,000
----------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost $41,140,000)                           $    41,140,000
----------------------------------------------------------------------------
Total Investments -- 98.5%
   (identified cost $1,025,416,510)                          $ 1,023,415,307
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $    15,807,292
----------------------------------------------------------------------------
Net Assets -- 100%                                           $ 1,039,222,599
----------------------------------------------------------------------------

(PIK) Payment-in-kind.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold this security until maturity.
(2)  Non-income producing security.
(3)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
---------------------------------------------------------
Investments, at value (identified cost,
   $1,025,416,510)                        $ 1,023,415,307
Cash                                                6,271
Receivable for investments sold                13,119,091
Interest receivable                            21,896,178
Deferred organization expenses                        736
---------------------------------------------------------
TOTAL ASSETS                              $ 1,058,437,583
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable for investments purchased         $    18,492,836
Payable for non-resident alien
   withholding tax                                689,557
Other accrued expenses                             32,591
---------------------------------------------------------
TOTAL LIABILITIES                         $    19,214,984
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 1,039,222,599
---------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 1,041,223,802
Net unrealized depreciation (computed on
   the basis of identified cost)               (2,001,203)
---------------------------------------------------------
TOTAL                                     $ 1,039,222,599
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-------------------------------------------------------
Interest                                  $  94,605,136
Dividends                                     8,669,439
Miscellaneous                                 2,347,117
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 105,621,692
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   5,895,549
Trustees fees and expenses                       28,221
Custodian fee                                   281,289
Legal and accounting services                    53,492
Amortization of organization expenses             4,518
Miscellaneous                                     8,664
-------------------------------------------------------
TOTAL EXPENSES                            $   6,271,733
-------------------------------------------------------

NET INVESTMENT INCOME                     $  99,349,959
-------------------------------------------------------

Realized and Unrealized
Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (13,517,888)
   Foreign currency transactions                  4,653
-------------------------------------------------------
NET REALIZED LOSS                         $ (13,513,235)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (53,977,702)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (53,977,702)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (67,490,937)
-------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  31,859,022
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

Increase (Decrease)                       YEAR ENDED        YEAR ENDED
in Net Assets                             MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------
From operations --
   Net investment income                  $    99,349,959    $   78,751,905
   Net realized gain (loss)                   (13,513,235)       40,197,991
   Net change in unrealized appreciation
      (depreciation)                          (53,977,702)       41,198,260
---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    31,859,022    $  160,148,156
---------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   376,878,683    $  306,797,835
   Withdrawals                               (330,015,816)     (213,156,743)
---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $    46,862,867    $   93,641,092
---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    78,721,889    $  253,789,248
---------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------
At beginning of year                      $   960,500,710    $  706,711,462
---------------------------------------------------------------------------
AT END OF YEAR                            $ 1,039,222,599    $  960,500,710
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

(EXPRESSED IN UNITED STATES DOLLARS)

                                 YEAR ENDED MARCH 31,
     -----------------------------------------------------------------------------
        1999          1998          1997          1996              1995(1)
  --------------------------------------------------------------------------------
  Ratios to
  average daily
  net assets
  --------------------------------------------------------------------------------
  Expenses       0.65%       0.63%       0.67%       0.71%              0.70%(2)
  Net
  investment
     income      10.23%       9.63%      10.02%      10.41%            10.63%(2)
  Portfolio
   Turnover        150%        137%         78%         88%               53%
  --------------------------------------------------------------------------------
  NET
  ASSETS,
     END
     OF
     YEAR
   (000'S
   OMITTED) $1,039,223   $960,501   $706,711     $511,347           $442,552
  --------------------------------------------------------------------------------

(1)  For the period from the start of business, June 1, 1994, to March 31, 1995.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1999, the fee was equivalent to 0.61% of the Portfolio's average daily net assets and amounted to $5,895,549. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,491,186,283 and $1,401,920,763, respectively, for the year ended March 31, 1999.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 1999.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 1,026,473,693
---------------------------------------------------------
Gross unrealized appreciation             $    45,544,924
Gross unrealized depreciation                 (48,603,310)
---------------------------------------------------------
NET UNREALIZED DEPRECIATION               $    (3,058,386)
---------------------------------------------------------

6 Restricted Securities
-------------------------------------------
   At March 31, 1999, the Portfolio owned the following securities (constituting 0.43% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                          DATE OF
DESCRIPTION                               ACQUISITION  SHARES/FACE   COST          FAIR VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS, WARRANTS, AND RIGHTS
----------------------------------------------------------------------------------------------
Allegiance Telecom, Inc.,                   5/08/98 -
 Wts. Exp. 2/15/08                            6/10/98      26,555              0       871,734
Cellnet Data Systems, Inc.,
 Wts. Exp. 10/1/07                            7/13/98       8,000              0            80
Diva Systems Corp., Wts.                     12/30/98      18,000              0             0
Esat Holdings, Ltd., Wts.                     6/19/97       3,600              0       311,903
Gulf States Steel, Wts.                       8/22/95       2,400              0             0
Jordan Telecom Products,                    4/15/98 -
 Inc., Common                                 1/15/99       2,500              0             0
MetroNet Communications
 Corp., Common                                6/04/98       3,086             36       169,736
Nextel Communications,
 Inc., Wts. Exp. 4/25/99                     10/04/96       7,200              0         4,320
Optel, Inc., Common                        10/21/97 -
                                             10/22/97       5,840              0       116,800
Pegasus Communications                     12/02/98 -
 Corp., Wts.                                 12/07/98       5,640        105,480       125,490
Primus Telecom Group, Wts.                  5/14/98 -
 Exp. 8/1/04                                 11/06/98       4,600              0        38,953
Specialty Foods Acq. Corp.,
 Common                                       8/10/93      48,000         34,886           480
SpinCycle, Inc., Wts.                         4/24/98       3,400              0             0
Splitrock Services, Inc., Wts.                7/21/98       4,000              0       280,000
Sterling Chemicals Holdings,
 Inc., Common                                10/07/96       9,600             96        60,000
UIH Australia/Pacific, Inc.,
 Wts.                                         2/05/98       3,600              0            36
Unisite, Inc., Wts.                          12/09/97       2,252              0             0
Versatel Telecom, B.V. Wts.                 5/20/98 -
                                              1/29/99      14,000              0       840,000
----------------------------------------------------------------------------------------------
                                                                     $   140,498   $ 2,819,532
PREFERRED STOCKS
----------------------------------------------------------------------------------------------
Unisite, Inc., 8.5% (PIK)                    12/09/97       3,239    $ 1,499,847   $ 1,603,058
----------------------------------------------------------------------------------------------
                                                                     $ 1,640,345   $ 4,422,590
----------------------------------------------------------------------------------------------

HIGH INCOME PORTFOLIO AS OF MARCH 31, 1999

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of High Income Portfolio:
--------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998 and the supplementary data for each of the years in the four-year period ended March 31, 1999 and for the period from the start of business, June 1, 1994, to March 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at March 31, 1999, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         April 30, 1999

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

HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset
Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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